Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets

	Note	December 31, 2025	December 31, 2024
Deferred financing costs		$3,790	$4,845
Goodwill		535	520
Loans to affiliates and joint ventures		475	112
Derivative financial instruments	16(b)	—	3,952
Long-term prepaid expenses		398	416
		$5,198	$9,845